Share-based compensation - Changes in other equity instruments (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period	224,846	251,017
Number of outstanding units granted	7,752	10,452
Number of outstanding units performance factor impact on redemption	0	0
Number of outstanding units granted in lieu of dividends	4,495	5,669
Number of outstanding units redeemed	(28,001)	(42,292)
Number of outstanding units cancelled	0	0
Number of outstanding units, end of period	209,092	224,846
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period	20,455	18,649
Number of outstanding units granted	8,700	8,100
Number of outstanding units performance factor impact on redemption	0	0
Number of outstanding units granted in lieu of dividends	545	613
Number of outstanding units redeemed	(12,339)	(6,907)
Number of outstanding units cancelled	0	0
Number of outstanding units, end of period	17,361	20,455
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period	604,895	572,272
Number of outstanding units granted	149,200	163,500
Number of outstanding units performance factor impact on redemption	(127,733)	(102,557)
Number of outstanding units granted in lieu of dividends	12,303	14,383
Number of outstanding units redeemed	(42,577)	(34,186)
Number of outstanding units cancelled	(16,310)	(8,517)
Number of outstanding units, end of period	579,778	604,895